N-6	Oct. 16, 2023
Prospectus:
Document Type	N-6
Entity Registrant Name	Lincoln Life Flexible Premium Variable Life Account M
Entity Central Index Key	0001048607
Entity Investment Company Type	N-6
Document Period End Date	Oct. 16, 2023
Amendment Flag	false
Lincoln VULone 2021 [Member]
Prospectus:
Item 4. Fee Table [Text Block]

Changes to the “Periodic Charges Other Than Annual Underlying Fund Fees and Operating Expenses” (pg. 13):

The following footnote has been added under the Bonus Rider:

Charge	When Charge is Deducted	Amount Deducted
Bonus Rider	Monthly	0.208333% [10]

[10] This rider will no longer be available for applications received on or after November 13, 2023.

Optional Benefit Charge, Description [Text Block]	Bonus Rider
Optional Benefit Charge, When Deducted [Text Block]	Monthly
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.20833%	[1]
Optional Benefit Expense, Footnotes [Text Block]	This rider will no longer be available for applications received on or after November 13, 2023.
Item 11. Other Benefits Available (N-6) [Text Block]

Changes to the “Other Benefits Available Under The Policy” section (pg. 37):

The third bullet point has been added to the No-Lapse Enhancement Rider under the Brief Description of Restriction/Limitations column:

Name of Benefit	Purpose	Standard or Optional	Brief Description of Restrictions/Limitations
No-Lapse Enhancement Rider	Prevents lapse if the Policy’s Surrender Value is insufficient to cover the Monthly Deductions.	Standard

• Automatically issued at Policy purchase.

• You may not allocate Accumulation Value and Premium Payments to the money market Sub-Account except for purposes described in the “Right to Examine Period” section, as an account from which to transfer funds for the Dollar Cost Averaging program as described in the section headed “Optional Sub-Account Allocation Programs”, and in the event of a fund liquidation as described in the section headed “Sub-Account Availability and Substitution of Funds”.
• For applications received on or after November 13, 2023, the Guaranteed Minimum Death Benefit Option 1 will no longer be available.
• For applications received on or after May 15, 2023, significant investment restrictions apply so long as the rider remains in effect.

• Maintaining Automatic Rebalancing with the applicable allocation requirements, as described in this prospectus, is required to keep this rider in force.

The second bullet point has been added to the Bonus Rider under the Brief Description of Restriction/Limitations column:

Name of Benefit	Purpose	Standard or Optional	Brief Description of Restrictions/Limitations
Bonus Rider

Uses a portion of the Separate Account Value to create an Open Bonus Option. The new Open Bonus Option will credit a Bonus Rider Benefit Amount, if any, to the Accumulation Value on its Bonus Option Maturity

Date.

Optional

• Available at Policy purchase only.

• This rider will no longer be available for applications received on or after November 13, 2023.
• If the Insured is on total disability as provided and defined under any Waiver of Monthly Deduction Rider, the Bonus Rider will be inactive.
• If the Policy’s death benefit is being accelerating under any Long-Term Care Rider: no Bonus Rider charge will be deducted, no new bonus options will be started, and any Bonus Rider benefit amounts will be applied to the Fixed Account.

Changes to the “No-Lapse Enhancement Rider” sub-section “Impact on Guaranteed Minimum Death Benefit Options” section (pg. 39):

The sentence in bold has been added under Option 1:

Impact on Guaranteed Minimum Death Benefit Options: At the time of application, you will elect a Guaranteed Minimum Death Benefit Option. Once elected, the GMDB Option cannot be changed. The following are the two options:

•	Option 1: This Option will no longer be available for applications received on or after November 13, 2023. Until the Insured’s Attained Age 90, the GMDB will be the Initial Specified Amount less any decreases in the Specified Amount. At the Insured’s Attained Age 90, the GMDB will automatically be reduced and set equal to the Initial Specified Amount minus any benefit payments under an acceleration of benefits or the Long-Term Care Rider, multiplied by 50%, unless the GMDB at the Insured’s Attained Age 90 is below this amount.

•	Option 2: The Initial Specified Amount less any decreases in the Specified Amount.

Changes to the “Long-Term Care Rider” sub-section “No-Lapse Enhancement Rider” (pg. 61):

The following paragraph has been revised:

For purposes of determining the LTC Benefit available to you, if Guaranteed Minimum Death Benefit Option 1, if available and is selected, the amount of LTC benefit will be limited based on the Maximum Monthly LTC Benefit Percentage that you select at issue. The benefit will equal the lesser of 50% of the Initial Specified Amount or the LTC Benefit cap.

Changes to the “Bonus Rider” section (pg. 64):

The following sentence in bold has been added to the first paragraph:

Bonus Rider: This Rider will no longer be available for applications received on or after November 13, 2023. You must apply for this rider at the time you apply for your Policy. The rider can provide a Bonus Rider Benefit Amount if the Bonus Rider Conditions are met. The Bonus Rider Benefit Amount uses the change in value of the S&P 500 Index to calculate a credit that will be applied to the Separate Account Value or Fixed Account Value, subject to the change in the value of the Index and certain factors as shown in your Policy Specifications.

Lincoln VULone 2021 [Member] | Bonus Rider [Member]
Prospectus:
Name of Benefit [Text Block]	Bonus Rider
Purpose of Benefit [Text Block]

Uses a portion of the Separate Account Value to create an Open Bonus Option. The new Open Bonus Option will credit a Bonus Rider Benefit Amount, if any, to the Accumulation Value on its Bonus Option Maturity

Date.

Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]

• Available at Policy purchase only.

• This rider will no longer be available for applications received on or after November 13, 2023.
• If the Insured is on total disability as provided and defined under any Waiver of Monthly Deduction Rider, the Bonus Rider will be inactive.
• If the Policy’s death benefit is being accelerating under any Long-Term Care Rider: no Bonus Rider charge will be deducted, no new bonus options will be started, and any Bonus Rider benefit amounts will be applied to the Fixed Account.

Name of Benefit [Text Block]	Bonus Rider
Operation of Benefit [Text Block]

Bonus Rider: This Rider will no longer be available for applications received on or after November 13, 2023. You must apply for this rider at the time you apply for your Policy. The rider can provide a Bonus Rider Benefit Amount if the Bonus Rider Conditions are met. The Bonus Rider Benefit Amount uses the change in value of the S&P 500 Index to calculate a credit that will be applied to the Separate Account Value or Fixed Account Value, subject to the change in the value of the Index and certain factors as shown in your Policy Specifications.

Lincoln VULone 2021 [Member] | Long-Term Care Rider [Member]
Prospectus:
Operation of Benefit [Text Block]

For purposes of determining the LTC Benefit available to you, if Guaranteed Minimum Death Benefit Option 1, if available and is selected, the amount of LTC benefit will be limited based on the Maximum Monthly LTC Benefit Percentage that you select at issue. The benefit will equal the lesser of 50% of the Initial Specified Amount or the LTC Benefit cap.

Lincoln VULone 2021 [Member] | No-Lapse Enhancement Rider [Member]
Prospectus:
Name of Benefit [Text Block]	No-Lapse Enhancement Rider
Purpose of Benefit [Text Block]	Prevents lapse if the Policy’s Surrender Value is insufficient to cover the Monthly Deductions.
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]

• Automatically issued at Policy purchase.

• You may not allocate Accumulation Value and Premium Payments to the money market Sub-Account except for purposes described in the “Right to Examine Period” section, as an account from which to transfer funds for the Dollar Cost Averaging program as described in the section headed “Optional Sub-Account Allocation Programs”, and in the event of a fund liquidation as described in the section headed “Sub-Account Availability and Substitution of Funds”.
• For applications received on or after November 13, 2023, the Guaranteed Minimum Death Benefit Option 1 will no longer be available.
• For applications received on or after May 15, 2023, significant investment restrictions apply so long as the rider remains in effect.

• Maintaining Automatic Rebalancing with the applicable allocation requirements, as described in this prospectus, is required to keep this rider in force.

Name of Benefit [Text Block]	No-Lapse Enhancement Rider
Operation of Benefit [Text Block]

Impact on Guaranteed Minimum Death Benefit Options: At the time of application, you will elect a Guaranteed Minimum Death Benefit Option. Once elected, the GMDB Option cannot be changed. The following are the two options:

•	Option 1: This Option will no longer be available for applications received on or after November 13, 2023. Until the Insured’s Attained Age 90, the GMDB will be the Initial Specified Amount less any decreases in the Specified Amount. At the Insured’s Attained Age 90, the GMDB will automatically be reduced and set equal to the Initial Specified Amount minus any benefit payments under an acceleration of benefits or the Long-Term Care Rider, multiplied by 50%, unless the GMDB at the Insured’s Attained Age 90 is below this amount.
•	Option 2: The Initial Specified Amount less any decreases in the Specified Amount.

[1]	This rider will no longer be available for applications received on or after November 13, 2023.